STOCKHOLDER'S EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Equity [Abstract]
STOCKHOLDER'S EQUITY

NOTE 9 – STOCKHOLDER'S EQUITY

Common Stock

During the six months ended June 30, 2020, the Company granted 4,500,000 shares of Restricted Common Stock of which 3,000,000 shares were granted to two new members of our Board of Directors in connection with their compensation for service as Board Members and 1,500,000 to an employee in connection with his employment compensation. The shares were valued at the fair market value at the date of grant. The restricted stock vests upon the achievement of certain performance criteria.

During the six months ended June 30, 2020, the Company issued approximately 106,000 shares of common stock to a third-party provider of services in lieu of cash compensation.

In June 2020, the Company entered into Subscription Agreements with two accredited investors (the "June 2020 Accredited Investors") pursuant to which the June 2020 Accredited Investors agreed to purchase 3,441,558 shares of common stock for $200,000.

On June 30, 2020, Company entered into and consummated a private transaction pursuant to which a portion of the Company's $0.10 Warrants were exercised for cash at an exercise price of $0.07 per share. In addition, the holders that exercised the $0.10 Warrants received a $0.15 Warrant for every four $0.10 Warrants exercised. As a result, the Company issued 10,008,333 shares of common stock and 2,502,085 $0.15 Warrants in consideration of $700,583.

In June 30, 2020, Company entered into and consummated a private transaction pursuant to which a portion of the Company's $0.05 Warrants were exercised for cash. In addition, the holders that exercised the $0.05 Warrants received a $0.15 Warrant for every two $0.05 Warrants exercised. As a result, the Company issued 4,632,000 shares of common stock and 2,316,000 $0.15 Warrants, in consideration of $231,600. Separately, certain holders of the $0.05 Warrants to acquire 1,770,000 shares of common stock exercised on a cashless basis resulting in the issuance of 560,659 shares of common stock.

In June 30, 2020, Company entered into and consummated a private transaction pursuant to which a portion of the Company's $0.06 Warrants were exercised. In addition, the holders that exercised the $0.06 Warrants also received $0.15 Warrant for every two $0.06 Warrants exercised. As a result, the Company issued 5,280,000 shares of common stock and 2,640,000 $0.15 Warrants in consideration of $316,800.

The June 2020 subscriptions and warrant exercise transactions resulted in the issuance of approximately 23.9 million shares of common stock for approximately $1.45 million, including a stock subscription receivable of approximately $0.97 million which was collected in full subsequent to June 30, 2020.

The Company recorded a charge of approximately $367,000 in connection with an inducement to the warrant holders who exercised their outstanding warrants.

Warrants

The following is a summary of the Company's warrant activity for the six months ended June 30, 2020:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding at December 31, 2019	47,453,227	$0.08	1.4 Years
Granted	7,458,085	0.15	2.0 Years
Exercised/Cancelled	(25,781,243)	0.06	0.8 Years
Outstanding at June 30, 2020	29,130,069	$0.12	1.6 Years

During the six months ended June 30, 2020, certain of the 2015 Warrant holders participated in the 2020 Note offering and the Company extended the exercise period by two years, subject to an increase in the Exercise Price from $0.05 per share (as defined therein) to $0.06 per share of 2015 Warrants representing the right to acquire 6,380,000 shares of common stock. As noted above a portion of the 2015 Warrants (or $0.06 Warrants) were exercised for cash on June 30, 2020. Vista of which Mr. Selzer, a director of the Company, is the General Partner held 880,000 2015 Warrants, which were also extended as a result of his investment and were exercised for cash on June 30, 2020. The fair market value of the modification of warrants extended was approximately $95,000.

Stock Options

During the six months ended June 30, 2020, the Company determined the grant date fair value of the options granted using the Black Scholes Method. The following assumptions were used in the six months ended June 30, 2020:

Expected Volatility – 68-75%

Expected Term – 5.0 Years

Risk Free Rate – 0.30- 0.34%

Dividend Rate – 0.00%

Activity related to stock options for the six months ended June 30, 2020 is summarized as follows:

		Weighted Average	Weighted Average	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term (Yrs.)	Value
Outstanding as of December 31, 2019	109,400,006	$0.20	6.5	$280,000
Granted	51,044,054	0.07	10.0	200,000
Forfeitures	(699,999)	0.23	-	-
Outstanding as of June 30, 2020	159,744,061	0.19	7.6	$104,650
Exercisable as of June 30, 2020	113,750,727	$0.15	6.8	$104,650

The following table summarizes stock option information as of June 30, 2020:

Exercise Price	Outstanding	Weighted Avg. Life	Exercisable
$0.0001	3,500,000	6.00	3,500,000
$0.05	35,700,006	6.85	31,950,006
$0.06	1,044,054	9.60	1,044,054
$0.07	50,000,000	9.90	10,000,000
$0.10	27,200,000	6.75	27,200,000
$0.119	400,001	9.22	200,000
$0.124	600,000	8.75	390,000
$0.130	250,000	7.80	166,667
$0.15	2,800,000	5.85	2,800,000
$0.22	2,583,333	8.05	1,500,000
$0.250	2,500,000	7.85	1,833,333
$0.260	166,667	8.30	166,667
$0.290	1,000,000	7.30	1,000,000
$0.400	1,000,000	6.17	1,000,000
$0.450	31,000,000	5.85	31,000,000
	159,744,061	7.63	113,750,727

See related party information with respect to the grant of stock options to Messrs. Kumnick and Broenniman.

During the six months ended June 30, 2020, the Company recognized approximately $561,000 of stock option based compensation expense related to options of which non-employees' expense was approximately $13,000. As of June 30, 2020, there was approximately $448,000 of unrecognized compensation costs related to stock options outstanding of which approximately $13,000 is related to non-employees and will be expensed through 2022.

NOTE 10 – STOCKHOLDERS' EQUITY

On September 28, 2017, the stockholders of the Company approved increasing the number of authorized shares of common stock from 500,000,000 to 1,000,000,000. The Company had 518,125,454 and 478,950,996 shares issued and outstanding as of December 31, 2019 and 2018, respectively. In addition, the Company is authorized to issue 20,000,000 shares of preferred stock.

Common Stock

2019 Common Stock Transactions

●	In June 2019, the Company entered into Subscription Agreements with accredited investors (the "2019 Accredited Investors") pursuant to which the 2019 Accredited Investors purchased an aggregate of approximately 38,764,000 shares of the Company's common stock for an aggregate purchase price of approximately $3,100,000. In connection with the private offering, the Company paid a cash fee of approximately $173,000 and issued 1,251,750 common stock purchase warrants with a fair value of approximately $79,000 that are exercisable during a term of five years at an exercise price of $0.088 per share.

●	The Company also issued approximately 411,000 shares of common stock to two service providers in satisfaction of $41,000 due for services.

2018 Common Stock Transactions

●	During the year ended 2018, the Company granted approximately 2,456,000 shares of restricted stock to the non-employee Directors in connection with their compensation to serve as Board Members. The shares were valued at the fair value at the date of grant and vest quarterly. The restricted shares granted to the Board Member for compensation is for the period November 1, 2017 to October 31, 2019. Additionally, during the year ended 2018, the Company granted 2,750,000 shares of restricted stock to employees of which 2,000,000 will be vested upon achieving certain performance criteria and 750,000 will vest over a three-year period.

●	The Company also issued 456,735 shares of common stock to a service provider in satisfaction of $97,126 due for services.

●	During the year ended December 31, 2018, investors exercised 4,433,333 warrants at an average price of $0.05 cents per share on a cashless exercise basis in exchange for approximately 3,500,000 shares of common stock of the Company. Additionally, option holders exercised approximately 3,200,000 vested options at an average price of $0.13 cents for approximately 1,600,000 shares of common stock.

●	During the year ended December 31, 2018, the Company cancelled 728,448 shares of common stock in settlement of amounts due from the Multipay acquisition.

●	In August 2018, the Company entered into Subscription Agreements with accredited investors (the "August 2018 Accredited Investors") pursuant to which the August 2018 Accredited Investors agree to purchase an aggregate of approximately 64,072,000 shares of the Company's common stock for an aggregate purchase price of approximately $9,611,000. In connection with this private offering, the Company paid Network 1, a registered broker-dealer, a cash fee of approximately $629,000 and issued approximately 2,470,000 common stock purchase warrants valued at approximately $314,000 that are exercisable for a term of five years at an exercise price of $0.165 per share.

The criteria for the 2019 and 2018 performance based restricted stock have not been met as of December 31, 2019

Warrants

●	During the year ended December 31, 2019, the Company issued 1,251,750 common stock warrants to its investment bankers in connection with the June 2019 private common stock offering at an exercise price of $0.088 cents for a period of five years.

●	During the year ended December 31, 2018, the Company issued 2,470,267 common stock warrants to its investment banker in connection with the August 2018 private common stock offering at an exercise price of $0.14 cents for a period of five years.

●	During the year ended 2018, investors exercised 4,433,333 warrants at an average price of $0.05 cents per share on a cashless exercise basis in exchange for shares of common stock of the Company.

The following is a summary of the Company's warrant activity for the years ended December 31, 2019 and 2018:

	Number of Shares	Weighted Average Exercise Price		Weighted Average Remaining Life
Outstanding at January 1, 2017	48,164,543		$0.11	2.8 Years
Granted	2,470,267		$0.14	5.0 Years
Exercised/Cancelled	(4,433,333)		$0.05
Outstanding at December 31, 2018	46,201,477		$0.11	2.9 Years
Granted	1,251,750		$0.09	5.0 Years
Exercised/Cancelled	-	$		—
Outstanding at December 31, 2019	47,453,227		$0.09	1.9 Years

Stock Options

The Company has adopted the Ipsidy Inc. 2014 Equity Compensation Plan and the 2017 Incentive Stock Plan. The Company has no other stock options plans in effect as of December 31, 2019.

On November 21, 2014, our Board of Directors authorized the Ipsidy Inc. Equity Compensation Plan (the "2014 Plan"). On September 28, 2017, the shareholders of the Company approved the 2017 Incentive Stock Plan ("2017 Incentive Plan"). The following is a summary of principal features of the 2014 Plan and the 2017 Incentive Plan. The summaries, however, does not purport to be a complete description of all the provisions of each plan.

The 2014 Plan covers 25,000,000 shares of common stock and the 2017 Incentive Plan covers 70,000,000 shares of common stock. Both Plans are administered by the Compensation Committee.

The terms of Awards granted under the plans shall be contained in an agreement between the participant and the Company and such terms shall be determined by the Compensation Committee consistent with the provisions of the applicable plan. The terms of Awards may or not require a performance condition in order to vest the equity comprised in the relevant Award. The terms of each Option granted shall be contained in a stock option agreement between the optionee and the Company and such terms shall be determined by the Compensation Committee consistent with the provisions of the applicable plan

The Company has also granted equity awards that have not been approved by security holders.

2019 Stock Option Issuances

●	During the year ended December 31, 2019, the Company granted options to acquire 3,600,000 shares of common stock to one member of the Board of Directors and three employees at fair market value on date of grant. Of the 3,600,000 stock options, 3,475,000 options vest over a three-year period and 125,000 options vest upon achieving certain performance thresholds. The options have a term of ten years and the approximate fair value of the options as of the grant date was $150,000.

2018 Stock Option Issuances

●	During the year ended December 31, 2018, the Company granted options to acquire 6,220,000 shares of common stock to ten employees and one non-employee of which 970,000 are exercisable at an average price of $0.12, 3,250,000 options are exercisable at an average price of $0.22 per share, and 2,000,000 are exercisable at $0.25 per share. The options have a term of ten years, were granted at fair market value at the date of grant and vest over three years. The grant date fair value of the options totaled approximately $962,000, which will be charged to expense over the three-year vesting term of which approximately $231,000 was related to non-employees.

The Company determined the grant date fair value of the options granted during the years ended December 31, 2019 and 2018 using the Black Scholes Method and the following assumptions:

	2019	2018
Expected Volatility	75% to 80%	79.0% to 93.0%
Expected Term	2.5 – 5.9 Years	2.5 – 5.9 Years
Risk Free Rate	1.73% – 2.49%	2.42% – 3.00%
Dividend Rate	0.00%	0.00%

Activity related to stock options for the years ended December 31, 2019 and 2018 is summarized as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Term (Yrs.)	Aggregate Intrinsic Value
Outstanding as of January 1, 2018	103,208,331	$0.19	9.5	$10,023,400
Granted	6,220,000	$0.22	10.0	$2,868.750
Exercised/Forfeited	(3,174,992)	$0.08	—	$—
Outstanding as of December 31, 2018	106,253,339	$0.19	9.5	$11,457,291
Granted	3,600,000	$0.07	10.0	$—
Forfeited	(453,333)	$0.13	—	$—
Outstanding as of December 31, 2019	109,400,006	$0.20	6.5	$280,000
Exercisable as of December 31, 2019	101,144,450	$0.19	7.4	$280,000

The following table summarizes stock option information as of December 31, 2019:

Exercise Price	Outstanding	Weighted Average Contractual Life (Yrs.)	Exercisable
$0.0001	3,500,000	5.8	3,500,000
$0.05	35,700,006	6.9	31,950,006
$0.10	27,200,000	6.8	27,061,110
$0.12	1,200,000	9.0	—
$0.13	250,000	7.8	166,667
$0.15	2,800,000	5.9	2,800,000
$0.22	2,750,000	8.0	1,500,000
$0.25	2,500,000	7.9	1,166,667
$0.26	500,000	8.3	333.333
$0.29	1,000,000	7.3	666,667
$0.4	1,000,000	6.2	1,000,000
$0.45	31,000,000	5.9	31,000,000
		6.5
	109,400,006		101,144,450

As of December 31, 2019, there was approximately $446,000 and $27,000 of unrecognized compensation costs related to employee stock options and non-employee stock options, respectively, outstanding which will be recognized in 2020 through 2022. The company will recognize forfeitures as they occur. Stock compensation expense for the years ended December 31, 2019 and 2018 was approximately $1,246,000 and $2,430,000, respectively.

The criteria for certain performance based stock options have not been achieved as of December 31, 2019.